SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS - Share Capital (Details)			12 Months Ended
	Oct. 28, 2021 shares	Mar. 05, 2018 USD ($) shares	Dec. 31, 2021 USD ($) Vote Y shares	Dec. 31, 2020 shares
SHARE OWNERSHIP AND RIGHTS
Ordinary shares, shares authorized			12,500,000,000	12,500,000,000
Shares issued, Value | $			$ 17,000,000
ADS
SHARE OWNERSHIP AND RIGHTS
Shares issued (in shares)			4,276,252
Shares issued upon conversion			64,784
Quoin
SHARE OWNERSHIP AND RIGHTS
Ordinary shares, shares authorized		10,000	12,500,000,000
Shares issued (in shares)		100
Shares issued, Value | $		$ 100
Number of founders	2
Number of vote for each ordinary share | Vote			1
Number of years of income that limits distribution | Y			2
Maximum period between date of financial statements and distribution date			6 months
Quoin | ADS
SHARE OWNERSHIP AND RIGHTS
Shares issued upon conversion	3,003,652
Number of ordinary shares for each ADS			400